Financial assets measured at amortized cost from virtual bank (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets measured at amortized cost from virtual bank
Schedule of financial assets measured at amortized cost from virtual bank

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Loans and advances to customers	59,563	13,575
Placements due from banks and other financial institutions	542,736	—
	602,299	13,575
Less: impairment loss allowance	(711)	(190)
	601,588	13,385
Less: non-current portion
Loans and advances to customers	(25,283)	(674)
	576,305	12,711